Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of Accounts receivable, net

	As of December 31,
	2024	2025
Accounts receivable	2,607	19,382
Less: allowance for doubtful accounts	(1,093)	(92)
Total	1,514	19,290

Schedule of allowance for credit losses

	For the Years Ended December 31,
	2023	2024	2025
Balance at the beginning of the year	—	14	1,093
Additions charged to bad debt expense	14	1,386	85
Write-off of bad debt allowance	—	(307)	(1,086)
Balance at the end of the year	14	1,093	92